PREPAYMENT AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Prepayment and Other Current Assets [Abstract]
Schedule of Prepayment and Other Current Assets [Table Text Block]
Prepayment and other current assets consist of the following:

	December 31,
	2014	2013
	US$	US$
Prepayment for inventory purchase	1,380,536	4,867,803
Other prepaid expenses	1,016,251	730,181
	2,396,787	5,597,984